FAIR VALUE OPTION - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Option, Quantitative Disclosures [Line Items]
Realized and unrealized losses for digital assets	$ 1.1	$ 0.0	$ 3.3	$ 0.0
Galaxy Digital Holdings, LP
Fair Value, Option, Quantitative Disclosures [Line Items]
Realized and unrealized losses for digital assets					$ 0.3	$ 11.8